Property Plant and Equipment - Schedule of Depreciation Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 1,645,823	$ 4,224,484
Cost of Revenues [Member]
Schedule of Depreciation Expenses [Line Items]
Total depreciation	1,446,749	4,040,986
General and Administrative Expenses [Member]
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 199,074	$ 183,498